GOODWILL AND OTHER INTANGIBLE ASSETS, Other Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Other Intangible Assets [Abstract]
Gross carrying amount	$ 95,965	$ 87,741
Accumulated amortization	(70,920)	(60,491)
Net carrying amount	25,045	27,250
Future amortization expense [Abstract]
Net carrying amount	25,045	27,250
Purchased Intangibles [Member]
Other Intangible Assets [Abstract]
Gross carrying amount	85,449	77,224
Accumulated amortization	(61,376)	(52,087)
Net carrying amount	24,073	25,137
Future amortization expense [Abstract]
Net carrying amount	$ 24,073	25,137
Purchased Intangibles [Member] | Minimum [Member]
Other Intangible Assets [Abstract]
Estimated useful life	5 years
Purchased Intangibles [Member] | Maximum [Member]
Other Intangible Assets [Abstract]
Estimated useful life	10 years
Customer Relationships & Other Intangibles [Member]
Other Intangible Assets [Abstract]
Net carrying amount	$ 24,073
Total amortization expense	9,300	10,100	$ 10,300
Future amortization expense [Abstract]
Year ending March 31, 2024	8,104
2025	6,235
2026	4,448
2027	2,882
2028	1,658
2029 and thereafter	746
Net carrying amount	24,073
Capitalized Software Development [Member]
Other Intangible Assets [Abstract]
Gross carrying amount	10,516	10,517
Accumulated amortization	(9,544)	(8,404)
Net carrying amount	972	2,113
Future amortization expense [Abstract]
Net carrying amount	$ 972	$ 2,113
Capitalized Software Development [Member] | Minimum [Member]
Other Intangible Assets [Abstract]
Estimated useful life	5 years